Accrued Expenses and Other Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities and Other Liabilities [Abstract]
Accrued products and licenses costs	$ 88.6	$ 74.5
Marketing expenses payable	6.3	10.1
Legal accrual	40.2	46.5
Other accrued expenses	42.9	42.9
Accrued expenses and other liabilities total	$ 178.0	$ 174.0